Significant Accounting Policies	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Significant Accounting Policies

2.	Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim consolidated financial statements as were applied in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2016. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.

Revenue from Contracts with Customers: The Company expects that the adoption of Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)” may result in a change in the method of recognizing revenue from spot charters, whereby the Company’s method of determining proportional performance will change from discharge-to-discharge (assuming a new charter has been agreed before the completion of the previous spot charter) to load-to-discharge. This will result in no revenue being recognized from discharge of the prior spot charter to loading of the current spot charter and all revenue being recognized from loading of the current spot charter to discharge of the current spot charter. This change will result in revenue being recognized later in the voyage, which may cause additional volatility in revenue and earnings between periods. The Company is in the process of validating aspects of its preliminary assessment of ASU 2014-09, determining the transitional impact and completing other items required for the adoption of ASU 2014-09. The new revenue recognition standard will be effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited consolidated financial statements in the current period or expected to have an impact on future periods, other than the ones discussed in Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.

The Company had no transactions which affect comprehensive income / (loss) during the nine months ended September 30, 2016 and 2017, and accordingly, comprehensive income / (loss) was equal to net income / (loss).